Property and Equipment, Net (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2018	Jul. 31, 2017	Jan. 31, 2018	Jan. 31, 2017	Jan. 31, 2016
Property, Plant and Equipment [Line Items]
Property and equipment, net	$ 60,415		$ 60,415		$ 63,019	$ 63,679
Depreciation expense	5,300	$ 5,300	11,500	$ 10,500	21,700	18,100	$ 11,300
Computer and network equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	43,489		43,489		54,087	41,851
Software, including capitalized software development costs
Property, Plant and Equipment [Line Items]
Property and equipment, gross	23,229		23,229		24,270	19,906
Furniture and office equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	9,125		9,125		9,692	8,451
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	36,659		36,659		37,494	32,283
Property and equipment, excluding work in progress
Property, Plant and Equipment [Line Items]
Property and equipment, gross	112,502		112,502		125,543	102,491
Less: Accumulated depreciation	(58,151)		(58,151)		(66,160)	(44,417)
Property and equipment, net	54,351		54,351		59,383	58,074
Work in progress
Property, Plant and Equipment [Line Items]
Property and equipment, net	$ 6,064		$ 6,064		$ 3,636	$ 5,605